Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating activities
Net earnings	$ 4,634	$ 3,822	$ 2,977
Noncash items:
Depreciation and amortization	1,064	991	981
Deferred income taxes	45	(16)	(166)
Share-based compensation	326	334	305
Other	203	23	(122)
Net change in other operating items, net of effects from acquisitions and changes in AARP balances:
Accounts receivable	(16)	100	(219)
Other assets	84	(250)	(48)
Medical costs payable	(88)	424	(41)
Accounts payable and other liabilities	(341)	99	708
Other policy liabilities	10	104	(170)
Unearned revenues	352	(6)	33
Cash flows from operating activities	6,273	5,625	4,238
Investing activities
Cash paid for acquisitions, net of cash assumed	(2,323)	(486)	(4,012)
Cash received from disposition	19	0	199
Purchases of property, equipment and capitalized software	(878)	(739)	(791)
Proceeds from disposal of property, equipment and capitalized software	0	0	185
Purchases of investments	(7,855)	(6,466)	(9,251)
Sales of investments	2,593	4,040	5,568
Maturities of investments	3,105	2,675	3,030
Cash flows used for investing activities	(5,339)	(976)	(5,072)
Financing activities
Proceeds from (repayments of) commercial paper, net	930	(99)	(1,346)
Proceeds from issuance of long-term debt	747	0	2,981
Payments for retirement of long-term debt	(1,583)	(1,350)	(500)
Proceeds from interest rate swap termination	0	513	0
Common stock repurchases	(2,517)	(1,801)	(2,684)
Proceeds from common stock issuances	272	282	299
Share-based compensation excess tax benefit	27	38	62
Customer funds administered	974	204	(461)
Dividends paid	(449)	(36)	(37)
Checks outstanding	(5)	22	1,224
Other	(7)	(48)	(143)
Cash flows used for financing activities	(1,611)	(2,275)	(605)
(Decrease) increase in cash and cash equivalents	(677)	2,374	(1,439)
Cash and cash equivalents, beginning of period	9,800	7,426	8,865
Cash and cash equivalents, end of period	9,123	9,800	7,426
Supplemental cash flow disclosures
Cash paid for interest	509	527	621
Cash paid for income taxes	$ 2,725	$ 2,048	$ 1,882